UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
August 25, 2008 to Semptember 25, 2008

Commission File Number of issuing entity: 333-148403-01

Banc of America Funding 2008-1 Trust
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-148403

Banc of America Funding Corporation
(Exact name of depositor as specified in its charter)

Bank of America, National Association
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

32-0259900
32-0259899
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

(312) 904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Classes A-R, and A-1.	☐	☐	☒	________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The monthly distribution report for the period referenced above for the holders of Banc of America Funding 2008-1 Trust, Mortgage Pass-Through Certificates, Series 2008-1 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 9. Exhibits.
(b) 99.1
Monthly distribution report pursuant to Section 4.02 of the Pooling and Servicing Agreement for the period referenced above. The date and time stamp on the attached monthly distribution report is 19-Sep-2008 01:19.

SIGNATURES*
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

LaSalle Bank National Association, as Master Servicer

Date:	September 30, 2008	/s/ Andrew Leszczynski
Andrew Leszczynski
Vice President